Accrued Expenses (Details) - Schedule of accrued expenses - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of accrued expenses [Abstract]
Compensation expense	$ 1,329,206	$ 1,370,575
Legal and other professional services	2,006,422	268,266
Research and development projects	909,900	517,256
Offering costs	359,558	505,783
Payroll tax expense	327,809	327,734
Other current expense	352,769	74,266
Total	$ 5,285,664	$ 3,063,880